PMC Diversified Equity Fund
Schedule of Investments
May 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 73.78%
Automobiles & Components - 2.22%
American Axle & Manufacturing Holdings, Inc. (a)(c)	15,795	$106,616
Bayerische Motoren Werke AG - ADR	87,773	3,193,182
BorgWarner, Inc. (c)	52,016	2,305,869
Bridgestone Corp. - ADR	16,750	337,513
Geely Automobile Holdings Ltd. - ADR	2,379	55,240
General Motors Co.	14,916	483,428
Harley-Davidson, Inc. (c)	6,547	203,677
Honda Motor Co. Ltd. - ADR	105,433	2,995,352
Isuzu Motors Ltd. - ADR (c)	23,423	271,004
Mazda Motor Corp. - ADR	336,453	1,416,467
Mercedes-Benz Group AG - ADR	175,580	3,276,322
Renault SA - ADR	195,692	1,303,309
Subaru Corp. - ADR	135,236	1,153,563
Sumitomo Electric Industries Ltd. - ADR (c)	57,515	678,102
Suzuki Motor Corp. - ADR	2,739	357,412
Thor Industries, Inc. (c)	5,792	453,340
Valeo - ADR	4,717	45,896
Volkswagen AG - ADR	23,553	355,179
		18,991,471
Banks - 3.32%
ABN AMRO Bank NV - ADR	81,960	1,193,338
Akbank TAS - ADR	245,491	402,605
Associated Banc-Corp	710	10,515
Banco BBVA Argentina SA - ADR	22,878	100,206
Banco Bilbao Vizcaya Argentaria SA - ADR	603,317	3,933,628
Banco de Chile - ADR	6,736	136,067
Banco do Brasil SA - ADR	79,433	687,890
Banco Macro SA - ADR	3,300	57,948
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR (e)(g)	35,066	224,436
Banco Santander SA - ADR	274,278	880,432
Bank Central Asia Tbk PT - ADR (c)	5,478	83,211
Bank Hapoalim BM - ADR	7,076	286,295
Bank Mandiri Persero Tbk PT - ADR	26,646	359,854
Bank of China Ltd. - ADR	152,904	1,492,343
Bank of East Asia Ltd. - ADR	130,225	156,270
Bank OZK (c)	330	11,411
Barclays PLC - ADR	28,690	215,749
BNP Paribas SA - ADR	97,315	2,824,082
CaixaBank SA - ADR	499,573	590,995
Commerzbank AG - ADR (a)	33,966	342,717
Credit Agricole SA - ADR (c)	6,402	36,747
DBS Group Holdings Ltd. - ADR	359	32,554
Erste Group Bank AG - ADR	4,001	64,176
First Citizens BancShares, Inc. (c)	133	165,878
FNB Corp/PA (c)	5,793	63,665
Grupo Financiero Banorte SAB de CV - ADR	151	6,084
HSBC Holdings PLC - ADR	34,257	1,261,343
Huntington Bancshares, Inc. (c)	4,280	44,127
ICICI Bank Ltd. - ADR	39,940	915,425
ING Groep NV - ADR	337,211	4,137,580
Intesa Sanpaolo SpA - ADR	2,330	32,457
Mediobanca Banca di Credito Finanziario SpA - ADR (c)	67,579	744,045
Mizuho Financial Group, Inc. - ADR	421,286	1,230,155
NatWest Group PLC - ADR (a)(c)	40,422	261,530
OFG Bancorp (b)	7,117	172,658
Oversea-Chinese Banking Corp. Ltd. - ADR (c)	98,263	1,764,803
Piraeus Financial Holdings SA - ADR	127,125	378,833
Provident Financial Services, Inc. (c)	699	11,100
Regions Financial Corp. (c)	6,897	119,111
S&T Bancorp, Inc. (c)	403	10,808
Sberbank of Russia PJSC - ADR (a)(e)(g)	119,989	–
Shinhan Financial Group Co. Ltd. - ADR	7,927	208,084
Standard Chartered PLC - ADR (c)	80,527	1,280,379
Sumitomo Mitsui Financial Group, Inc. - ADR	62,208	501,396
Swedbank AB - ADR	32,911	504,526
Texas Capital Bancshares, Inc. (a)	238	11,257
Turkiye Garanti Bankasi AS - ADR	268,605	333,070
UniCredit SpA - ADR (c)	6,719	64,502
Western Alliance Bancorp (c)	380	12,882
		28,359,167
Capital Goods - 6.35%
AAR Corp. (a)	6,425	321,957
ABB Ltd. - ADR	1,046	38,127
ACS Actividades de Construccion y Servicios SA - ADR	281,783	1,863,995
Acuity Brands, Inc. (c)	66	9,946
AGCO Corp.	1,101	121,418
Allison Transmission Holdings, Inc.	6,587	311,565
Apogee Enterprises, Inc.	5,813	214,558
Applied Industrial Technologies, Inc.	81	9,960
Ashtead Group PLC - ADR	146	35,316
Assa Abloy AB - ADR	3,037	33,680
Astra International, Tbk PT - ADR	30,213	258,925
Atkore, Inc. (a)(c)	2,848	332,561
BAE Systems PLC - ADR	17,293	812,598
Balfour Beatty PLC - ADR	56,399	503,643
Beacon Roofing Supply, Inc. (a)(c)	6,335	405,060
Bidvest Group Ltd. - ADR	173	4,210
Boise Cascade Co. (c)	2,736	196,500
Bouygues SA - ADR	92,988	593,263
Builders FirstSource, Inc. (a)	8,856	1,026,854
Caterpillar, Inc.	2,278	468,699
Cie de Saint-Gobain - ADR	97,556	1,087,750
CK Hutchison Holdings Ltd. - ADR	124,183	747,582
Comfort Systems USA, Inc.	1,476	218,418
Crane Co.	139	10,100
Cummins, Inc.	6,913	1,413,086
Daimler Truck Holding AG - ADR (a)	2,504	37,936
Deere & Co.	106	36,674
EMCOR Group, Inc.	5,105	841,508
Encore Wire Corp. (c)	3,111	509,177
EnerSys (c)	125	12,159
Ferguson PLC (b)	333	48,255
General Dynamics Corp.	189	38,590
General Electric Co.	19,304	1,959,935
Gibraltar Industries, Inc. (a)	244	12,761
GMS, Inc. (a)(c)	7,633	483,398
Granite Construction, Inc. (c)	284	10,278
Hitachi Ltd. - ADR	17,637	2,027,902
Hubbell, Inc. (c)	4,212	1,189,721
Ingersoll Rand, Inc. (c)	682	38,642
ITOCHU Corp. - ADR	34,187	2,309,331
Jardine Matheson Holdings Ltd. - ADR	647	31,153
JGC Holdings Corp. - ADR (a)	34,206	826,759
Kawasaki Heavy Industries Ltd. - ADR (c)	106,182	890,761
Keppel Corp Ltd. - ADR	55,641	518,852
Kingspan Group PLC - ADR	536	36,035
KOC Holding AS - ADR	13,285	253,611
Komatsu Ltd. - ADR	45,571	1,069,096
Leonardo SpA - ADR	236,522	1,255,933
Lockheed Martin Corp.	628	278,838
Marubeni Corp. - ADR	10,758	1,534,306
Masco Corp.	764	36,916
Mitsui & Co. Ltd. - ADR (c)	3,197	2,014,653
Moog, Inc. - Class A	115	11,179
Mueller Industries, Inc. (c)	8,401	623,858
Northrop Grumman Corp.	91	39,630
NOW, Inc. (a)	15,414	137,030
NSK Ltd. - ADR	5,457	66,466
Owens Corning	5,867	623,838
PACCAR, Inc.	35,590	2,447,880
Prysmian SpA - ADR	125,883	2,340,164
Quanex Building Products Corp.	11,715	246,132
Rexel SA - ADR (c)	62,088	1,244,244
Rheinmetall AG - ADR	14,760	745,675
Rolls-Royce Holdings PLC - ADR	18,103	31,680
Rush Enterprises, Inc. - Class A (c)	10,785	563,732
Rush Enterprises, Inc. - Class B	2,207	128,425
Schneider Electric SE - ADR	1,102	37,964
Siemens AG - ADR	4,258	349,582
Skanska AB - ADR	2,236	29,672
SKF AB - ADR	1,897	30,143
SMC Corp. - ADR	1,313	35,110
Smiths Group PLC - ADR	1,577	31,461
Snap-on, Inc. (c)	19,457	4,842,069
Standex International Corp.	76	10,350
Sumitomo Corp. - ADR (c)	86,800	1,643,992
Terex Corp.	5,730	265,700
Textron, Inc.	637	39,411
Thales SA - ADR	1,086	30,375
Thermon Group Holdings, Inc. (a)	10,672	244,816
THK Co. Ltd. - ADR (c)	24,109	251,819
Timken Co. (c)	6,892	493,123
TOTO Ltd. - ADR (c)	2,024	61,246
Trane Technologies PLC (b)	248	40,481
Travis Perkins PLC - ADR	17,443	189,693
Triton International Ltd. (b)	10,725	886,314
UFP Industries, Inc.	8,145	636,125
United Rentals, Inc. (c)	4,445	1,483,697
Univar Solutions, Inc. (a)	10,670	380,065
Valmont Industries, Inc.	39	10,229
Vinci SA - ADR	72,865	2,072,281
Volvo AB - ADR	1,949	35,920
Wabash National Corp. (c)	8,882	208,283
WESCO International, Inc.	297	40,802
Westinghouse Air Brake Technologies Corp.	3,564	330,133
WW Grainger, Inc.	1,397	906,681
		54,210,421
Commercial & Professional Services - 0.56%
ABM Industries, Inc.	1,014	44,778
Brady Corp. - Class A	206	9,822
Brambles Ltd. - ADR	78,851	1,396,845
CACI International, Inc. - Class A (a)	387	115,798
Cintas Corp.	103	48,630
Clean Harbors, Inc. (a)(c)	87	12,215
Copart, Inc. (a)	485	42,481
Dai Nippon Printing Co. Ltd. - ADR	12,176	172,303
HeadHunter Group PLC - ADR (a)(e)(g)	3,254	48,908
Huron Consulting Group, Inc. (a)	269	21,864
Mitie Group PLC - ADR (c)	65,943	302,019
Randstad NV - ADR	57,474	1,410,412
Science Applications International Corp. (c)	3,730	363,041
TaskUS, Inc. (a)(c)	8,433	91,498
TechnoPro Holdings, Inc. - ADR	6,775	28,980
TOPPAN, Inc. - ADR	67,889	722,000
		4,831,594
Consumer Discretionary Distribution & Retail - 2.83%
Academy Sports & Outdoors, Inc. (c)	7,305	357,653
Alibaba Group Holding Ltd. - ADR (a)	18,497	1,471,436
Arhaus, Inc. (a)	14,148	100,026
Asbury Automotive Group, Inc. (a)(c)	2,175	454,814
ASOS PLC - ADR (a)	14,050	59,994
AutoNation, Inc. (a)(c)	3,684	482,309
AutoZone, Inc. (a)	557	1,329,470
B&M European Value Retail SA - ADR	2,582	65,441
Baozun, Inc. - ADR (a)	46,449	182,545
Best Buy Co., Inc.	554	40,259
Brilliant Earth Group, Inc. (a)	3,232	10,827
Buckle, Inc. (c)	6,746	207,170
Caleres, Inc. (c)	8,907	153,735
Cango, Inc. - ADR	8,630	10,097
Dick's Sporting Goods, Inc. (c)	2,886	367,994
Dillard's, Inc. - Class A (c)	580	159,680
Dufry AG - ADR (a)	115,855	519,030
Fast Retailing Co. Ltd. - ADR	42,987	1,003,746
Foot Locker, Inc. (c)	5,116	129,537
Genuine Parts Co.	15,118	2,251,523
Group 1 Automotive, Inc. (c)	2,124	474,735
Guess?, Inc. (c)	7,320	140,617
Industria de Diseno Textil SA - ADR	65,461	1,112,837
JD.com, Inc. - ADR	4,403	143,538
Jumia Technologies AG - ADR (a)(c)	78,837	219,955
Kingfisher PLC - ADR	76,506	438,379
LKQ Corp.	37,329	1,969,105
Lojas Renner SA - ADR (c)	3,437	12,923
Lowe's Companies, Inc.	1,416	284,800
MINISO Group Holding Ltd. - ADR	15,214	231,253
Murphy USA, Inc.	866	239,380
MYT Netherlands Parent BV - ADR (a)	13,514	56,083
Nitori Holdings Co. Ltd. - ADR	13,441	163,577
ODP Corp. (a)	2,737	109,644
O'Reilly Automotive, Inc. (a)	1,005	907,827
Pan Pacific International Holdings Corp. - ADR	45,074	767,610
PDD Holdings, Inc. - ADR (a)	13,318	869,932
Penske Automotive Group, Inc. (c)	4,276	591,029
Prosus NV - ADR (c)	43,774	580,443
Ross Stores, Inc.	1,832	189,832
Signet Jewelers Ltd. (b)	2,529	160,566
Sonic Automotive, Inc. - Class A	6,556	271,681
TJX Cos., Inc.	20,668	1,587,096
Ulta Beauty, Inc. (a)	4,220	1,729,483
Urban Outfitters, Inc. (a)	6,451	198,820
Vibra Energia SA - ADR (c)	17,671	110,444
Vipshop Holdings Ltd. - ADR (a)	49,969	715,556
Williams-Sonoma, Inc. (c)	2,692	305,569
Woolworths Holdings Ltd. (b)	64,038	195,316
		24,135,316
Consumer Durables & Apparel - 4.04%
Arcelik AS - ADR (a)	10,518	222,982
Bandai Namco Holdings, Inc. - ADR	29,160	340,589
Barratt Developments PLC - ADR	51,135	587,030
Burberry Group PLC - ADR	40,060	1,073,608
Cavco Industries, Inc. (a)	126	31,371
Cie Financiere Richemont SA - ADR	81,011	1,286,455
DR Horton, Inc. (c)	45,541	4,865,601
Haier Smart Home Co. Ltd. - ADR	8,255	93,859
Hermes International - ADR (c)	6,247	1,275,512
HUGO BOSS AG - ADR	16,558	223,864
KB Home	7,702	333,728
Kering SA - ADR (c)	12,563	670,613
La-Z-Boy, Inc. (c)	10,221	273,105
Lennar Corp. - Class A	34,762	3,723,705
Lennar Corp. - Class B	23,633	2,234,500
LVMH Moet Hennessy Louis Vuitton SE - ADR	21,454	3,756,381
MDC Holdings, Inc. (c)	1,842	74,196
Meritage Homes Corp.	4,173	481,272
NVR, Inc. (a)	246	1,366,338
Oxford Industries, Inc. (c)	2,921	291,925
Panasonic Holdings Corp. - ADR	46,344	481,978
Pandora A/S - ADR	10,934	218,680
PRADA SpA - ADR	24,051	317,834
PulteGroup, Inc.	72,754	4,807,585
PVH Corp. (c)	2,098	180,470
Ralph Lauren Corp. (c)	2,180	231,756
Sega Sammy Holdings, Inc. - ADR	84,503	407,304
Sekisui House Ltd. - ADR	44,460	870,971
Skechers U.S.A., Inc. - Class A (a)	4,422	227,158
Skyline Champion Corp. (a)	2,941	170,960
Swatch Group AG - ADR	91,236	1,359,416
Tapestry, Inc. (c)	10,833	433,537
Taylor Morrison Home Corp. (a)(c)	13,043	553,414
Toll Brothers, Inc.	9,651	653,373
Tri Pointe Homes, Inc. (a)(c)	8,336	243,495
Yue Yuen Industrial Holdings Ltd. - ADR (c)	17,762	108,526
		34,473,091
Consumer Services - 0.76%
Adtalem Global Education, Inc. (a)(c)	7,870	326,604
Booking Holdings, Inc. (a)	59	148,017
Chegg, Inc. (a)	1,153	10,354
Darden Restaurants, Inc. (c)	9,730	1,542,399
Evolution AB - ADR	1,403	185,140
Flutter Entertainment PLC - ADR (a)	3,744	368,073
Gaotu Techedu, Inc. - ADR (a)	53,482	126,218
Graham Holdings Co. - Class B	45	25,414
Grand Canyon Education, Inc. (a)	1,031	108,008
H&R Block, Inc. (c)	6,582	196,473
Light & Wonder, Inc. (a)	2,702	157,500
Luckin Coffee, Inc. - ADR (a)	14,169	255,467
Melco Resorts & Entertainment Ltd. - ADR (a)	7,939	87,726
MGM Resorts International	11,116	436,748
New Oriental Education & Technology Group, Inc. - ADR (a)	7,278	274,162
OPAP SA - ADR	17,498	151,358
Pearson PLC - ADR	43,483	428,307
Sodexo SA - ADR	33,242	719,024
Strategic Education, Inc. (c)	2,665	210,295
Stride, Inc. (a)	1,963	79,325
TAL Education Group - ADR (a)	48,935	265,717
Texas Roadhouse, Inc. (c)	1,490	160,771
Trip.com Group Ltd. - ADR (a)	3,785	119,530
Tuniu Corp. - ADR (a)	36,974	41,041
Youdao, Inc. - ADR (a)	10,768	47,918
Yum! Brands, Inc.	287	36,934
		6,508,523
Consumer Staples Distribution & Retail - 1.49%
111, Inc. - ADR (a)	1,897	4,724
Andersons, Inc.	278	10,845
BJ's Wholesale Club Holdings, Inc. (a)	868	54,380
Casey's General Stores, Inc.	1,556	351,111
Dollar General Corp.	182	36,598
Dollar Tree, Inc. (a)	5,507	742,784
J Sainsbury PLC - ADR	50,465	678,502
Jeronimo Martins SGPS SA - ADR (c)	15,785	763,520
Koninklijke Ahold Delhaize NV - ADR	71,685	2,270,981
Kroger Co. (c)	17,845	808,914
Marks & Spencer Group PLC - ADR (a)	471,164	2,148,508
Performance Food Group Co. (a)(c)	6,341	350,594
PriceSmart, Inc.	163	11,814
Sendas Distribuidora SA - ADR	1,514	16,154
Seven & i Holdings Co. Ltd. - ADR	50,146	1,046,046
Sprouts Farmers Market, Inc. (a)(c)	6,813	235,457
Walmart, Inc.	19,367	2,844,431
Weis Markets, Inc. (c)	5,779	344,082
		12,719,445
Energy - 2.51%
Antero Resources Corp. (a)	8,945	182,567
Arch Resources, Inc. (c)	720	74,412
BP PLC - ADR	34,864	1,175,265
Chesapeake Energy Corp. (c)	4,484	337,421
Chevron Corp.	254	38,257
Civitas Resources, Inc.	3,988	266,398
Comstock Resources, Inc. (c)	13,597	126,724
ConocoPhillips	10,303	1,023,088
CVR Energy, Inc.	971	22,731
Eni SpA - ADR	39,321	1,044,366
EQT Corp. (c)	25,637	891,398
Equinor ASA - ADR (c)	5,686	144,026
Exxon Mobil Corp.	52,470	5,361,386
Galp Energia SGPS SA - ADR (c)	6,487	34,186
Gazprom Neft PJSC - ADR (a)(e)(g)	6,793	–
Gazprom PJSC - ADR (a)(b)(e)(g)	186,205	–
HF Sinclair Corp. (c)	8,351	346,065
Inpex Corp. - ADR	3,017	31,316
LUKOIL PJSC - ADR (a)(e)(g)	10,626	–
Marathon Oil Corp.	1,774	39,312
Marathon Petroleum Corp.	12,381	1,298,892
OMV AG - ADR	5,067	228,167
PBF Energy, Inc. - Class A	9,689	356,652
PDC Energy, Inc.	1,925	132,094
Peabody Energy Corp. (c)	7,913	143,700
Petroleo Brasileiro SA - ADR	18,050	208,297
Phillips 66	2,163	198,152
Repsol SA - ADR	18,914	255,906
Shell PLC - ADR	53,315	2,985,641
SM Energy Co. (c)	3,758	98,798
Southwestern Energy Co. (a)	5,426	25,882
Surgutneftegas PJSC - ADR (a)(e)(g)	15,549	–
TotalEnergies SE - ADR	54,364	3,060,694
Valero Energy Corp.	7,908	846,472
Vista Energy SAB de CV - ADR (a)	9,679	200,065
YPF SA - ADR (a)	23,008	252,858
		21,431,188
Financial Services - 4.10%
3i Group PLC - ADR	182,978	2,250,628
Adyen NV - ADR (a)	2,106	34,454
Affiliated Managers Group, Inc.	5,207	724,242
Ameriprise Financial, Inc.	3,116	930,033
AMTD IDEA Group - ADR (a)	35,426	53,493
Avantax, Inc. (a)(c)	498	10,538
Capital One Financial Corp.	460	47,937
Deutsche Bank AG (b)	82,869	839,463
Discover Financial Services	15,942	1,637,882
Enact Holdings, Inc.	13,646	332,144
Equitable Holdings, Inc.	3,357	82,381
Essent Group Ltd. (b)	14,343	633,530
Evercore, Inc. - Class A (c)	1,887	203,702
Federated Hermes, Inc.	281	9,675
FinVolution Group - ADR	141,669	546,842
FirstCash Holdings, Inc.	3,860	380,364
Fiserv, Inc. (a)	39,248	4,403,234
FleetCor Technologies, Inc. (a)(c)	175	39,646
Franklin Resources, Inc. (c)	54,748	1,314,499
Futu Holdings Ltd. - ADR (a)(c)	18,921	697,428
GCM Grosvenor, Inc.	11,823	81,579
Goldman Sachs Group, Inc.	6,240	2,021,136
Interactive Brokers Group, Inc.	524	40,469
Invesco Ltd. (b)	798	11,475
Jackson Financial, Inc. (c)	13,093	362,676
Jefferies Financial Group, Inc.	27,043	813,183
Jiayin Group, Inc. - ADR (a)	20,307	124,888
Julius Baer Group Ltd. - ADR	10,845	133,068
Lazard Ltd. (b)	365	10,472
LendingClub Corp. (a)	21,842	179,104
LexinFintech Holdings Ltd. - ADR (a)	83,525	167,885
LPL Financial Holdings, Inc.	1,347	262,369
MasterCard, Inc. - Class A	5,673	2,070,758
MGIC Investment Corp.	48,927	739,776
Morgan Stanley	482	39,408
Mr Cooper Group, Inc. (a)	11,316	523,478
Navient Corp.	9,106	137,956
Nelnet, Inc. - Class A (c)	8,087	748,049
OneMain Holdings, Inc. (c)	8,540	323,324
ORIX Corp. - ADR	3,021	254,972
PennyMac Financial Services, Inc. (c)	11,961	730,099
PROG Holdings, Inc. (a)	586	19,121
Qifu Technology, Inc. - ADR	23,036	316,745
QIWI PLC - ADR (a)(e)(g)	29,317	166,227
Qudian, Inc. - ADR (a)	8,284	11,432
Radian Group, Inc.	22,857	583,768
Rocket Cos, Inc. - Class A (a)(c)	110,859	889,089
Shift4 Payments, Inc. (a)(c)	1,717	107,690
State Street Corp.	12,140	825,763
Synchrony Financial	1,467	45,418
Toast, Inc. (a)	2,038	42,737
TPG, Inc.	384	9,907
UBS Group AG (b)	148,037	2,799,379
Up Fintech Holding Ltd. - ADR (a)	1,572	4,763
Victory Capital Holdings, Inc. (c)	1,032	31,961
Virtus Investment Partners, Inc.	61	11,638
Visa, Inc. (c)	17,856	3,946,713
WEX, Inc. (a)	60	9,951
Worldline SA/France - ADR (a)(c)	6,976	136,102
Yiren Digital Ltd. - ADR (a)	30,920	62,458
		34,969,101
Food, Beverage & Tobacco - 2.93%
Ajinomoto Co., Inc. - ADR	12,706	491,849
Altria Group, Inc.	16,785	745,590
Anheuser-Busch InBev SA/NV - ADR	551	29,423
Archer-Daniels-Midland Co.	28,053	1,981,944
Associated British Foods PLC - ADR	2,362	53,665
British American Tobacco PLC - ADR	37,208	1,179,866
Cal-Maine Foods, Inc. (c)	7,020	333,801
Campbell Soup Co. (c)	40,973	2,071,185
Coca-Cola Bottlers Japan Holdings, Inc. - ADR	6,196	33,954
Coca-Cola Femsa SAB de CV - ADR	7,254	600,776
Coca-Cola HBC AG - ADR	1,463	43,608
Conagra Foods, Inc. (c)	18,527	646,036
Embotelladora Andina SA - Class B - ADR	8,592	133,176
First Pacific Co. Ltd. - ADR	239,608	431,294
General Mills, Inc.	35,744	3,008,216
Heineken Holding NV - ADR	887	37,839
Hershey Co.	145	37,657
Imperial Brands PLC - ADR	54,623	1,159,100
Ingredion, Inc.	4,440	464,424
Japan Tobacco, Inc. - ADR (c)	355,447	3,853,045
JBS SA - ADR	708	4,737
JM Smucker Co. (c)	4,543	665,958
Kirin Holdings Co. Ltd. - ADR (c)	127,183	1,895,027
Lamb Weston Holdings, Inc.	485	53,932
Marfrig Global Foods SA - ADR	14,345	18,218
Mondelez International, Inc. - Class A	510	37,439
Oatly Group AB - ADR (a)(c)	47,143	74,486
PepsiCo, Inc.	14,583	2,659,211
Premier Foods PLC - ADR	28,725	239,423
Seaboard Corp.	3	11,398
SLC Agricola SA - ADR	3,418	23,926
Suntory Beverage & Food Ltd. - ADR	2,096	38,545
Tiger Brands Ltd. - ADR	6,980	53,188
Treasury Wine Estates Ltd. - ADR	29,164	218,438
Universal Corp.	1,132	58,355
Vector Group Ltd.	975	11,417
WH Group Ltd. - ADR	434	4,548
Wilmar International Ltd. - ADR (c)	57,938	1,653,551
		25,058,245
Health Care Equipment & Services - 3.02%
Acadia Healthcare Co., Inc. (a)(c)	5,349	377,800
AdaptHealth Corp. (a)	17,618	184,637
AmerisourceBergen Corp.	232	39,475
AMN Healthcare Services, Inc. (a)(c)	3,103	294,661
Ansell Ltd. - ADR	12,921	902,532
Apollo Medical Holdings, Inc. (a)	3,959	125,184
Avanos Medical, Inc. (a)	6,483	158,834
Axonics, Inc. (a)	432	20,904
Cardinal Health, Inc.	11,771	968,753
Chemed Corp. (c)	797	425,415
Cigna Corp.	6,774	1,675,955
Cochlear Ltd. - ADR	2,274	180,010
ConvaTec Group PLC - ADR	12,669	128,020
EDAP TMS SA - ADR (a)	18,043	179,528
Elekta AB - ADR	4,919	35,810
Elevance Health, Inc.	4,225	1,892,040
Encompass Health Corp.	7,810	484,376
Ensign Group, Inc. (c)	4,034	357,453
EssilorLuxottica SA - ADR	43,824	3,951,172
Getinge AB - ADR	1,466	33,718
Globus Medical, Inc. (a)(c)	1,539	83,306
Haemonetics Corp. (a)	4,608	389,837
HCA Healthcare, Inc.	839	221,655
Henry Schein, Inc. (a)	520	38,428
Hims & Hers Health, Inc. (a)	36,715	328,232
Hologic, Inc. (a)	16,706	1,317,936
Humana, Inc.	2,639	1,324,435
Innovage Holding Corp. (a)(c)	3,680	24,766
Inspire Medical Systems, Inc. (a)(c)	905	264,703
Koninklijke Philips NV (b)	2,212	41,754
Lantheus Holdings, Inc. (a)(c)	4,179	361,860
McKesson Corp.	2,907	1,136,172
Merit Medical Systems, Inc. (a)	4,697	387,033
NextGen Healthcare, Inc. (a)	2,126	33,102
Option Care Health, Inc. (a)	10,076	277,594
Patterson Companies, Inc.	5,737	150,252
Penumbra, Inc. (a)	831	255,400
Privia Health Group, Inc. (a)	3,969	99,027
QuidelOrtho Corp. (a)	903	76,881
Select Medical Holdings Corp. (c)	4,575	125,218
Shockwave Medical, Inc. (a)(c)	1,148	315,803
Siemens Healthineers AG - ADR (c)	5,063	143,435
Sinopharm Group Co. Ltd. - ADR	29,327	478,910
Smith & Nephew PLC - ADR	23,875	713,863
Sonic Healthcare Ltd. - ADR	5,330	121,417
Sonova Holding AG - ADR	630	32,306
STAAR Surgical Co. (a)	3,099	179,804
Straumann Holding AG - ADR (c)	2,048	29,696
UnitedHealth Group, Inc.	8,380	4,083,070
Universal Health Services, Inc. - Class B (c)	2,156	284,872
Veradigm, Inc. (a)(c)	2,112	24,879
Zimmer Biomet Holdings, Inc.	290	36,929
		25,798,852
Household & Personal Products - 0.40%
Beiersdorf AG - ADR	10,335	262,509
Herbalife Ltd. (a)(b)	717	8,489
Kose Corp. - ADR	1,469	29,351
L'Oreal SA - ADR	4,259	363,846
Olaplex Holdings, Inc. (a)(c)	63,725	201,371
Unilever PLC - ADR	50,890	2,541,447
		3,407,013
Insurance - 3.45%
Aflac, Inc.	64,388	4,134,353
Ambac Financial Group, Inc. (a)	18,597	259,056
American Equity Invesment Life Holding Co. (c)	7,477	294,968
American Financial Group, Inc.	90	10,104
American International Group, Inc.	40,910	2,161,275
Arch Capital Group Ltd. (a)(b)	516	35,965
Assicurazioni Generali SpA - ADR (c)	100,593	959,657
AXA SA - ADR	128,295	3,629,466
BB Seguridade Participacoes SA - ADR	42,175	262,539
Chubb Ltd. (b)	198	36,788
CNO Financial Group, Inc.	9,156	198,777
Everest Re Group Ltd. (b)	4,342	1,476,367
Genworth Financial, Inc. - Class A (a)	57,405	307,117
Globe Life, Inc.	7,082	730,721
Hannover Rueck SE - ADR (c)	1,027	109,478
Hartford Financial Services Group, Inc.	23,193	1,589,184
Loews Corp.	20,312	1,137,472
MS&AD Insurance Group Holdings, Inc. - ADR	15,129	254,167
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	14,349	513,551
National Western Life Group, Inc. - Class A	317	118,254
Old Republic International Corp. (c)	23,260	569,637
Oscar Health, Inc. (a)	9,358	68,688
Principal Financial Group, Inc. (c)	50,304	3,292,900
RLI Corp. (c)	1,173	145,276
Sampo OYJ - ADR	1,315	30,206
Suncorp Group Ltd. - ADR (c)	26,784	235,164
Tokio Marine Holdings, Inc. - ADR	55,467	1,235,250
Travelers Companies, Inc.	12,982	2,197,074
United Fire Group, Inc.	1,625	34,905
Unum Group	11,681	507,539
W.R. Berkley Corp.	19,472	1,084,201
Willis Towers Watson PLC (b)	8,294	1,815,142
		29,435,241
Materials - 2.77%
Air Liquide SA - ADR	1,342	44,984
Albemarle Corp. (c)	1,192	230,688
Alpha Metallurgical Resources, Inc. (c)	1,427	192,602
Anglo American PLC - ADR	2,241	31,127
APERAM SA (b)(c)	15,102	495,572
ArcelorMittal SA (b)	27,986	698,251
Berry Global Group, Inc. (c)	202	11,556
BHP Group Ltd. - ADR	47,007	2,580,685
Boliden AB - ADR (c)	3,150	192,465
CF Industries Holdings, Inc.	7,376	453,698
Commercial Metals Co.	12,839	548,867
Dow, Inc. (c)	759	37,024
Fortescue Metals Group Ltd. - ADR	19,501	484,600
Glencore PLC - ADR	150,848	1,537,141
Greif, Inc. - Class A	4,885	293,589
Greif, Inc. - Class B	2,222	155,429
Heidelberg Materials AG - ADR	4,976	71,256
Holcim Ltd. - ADR	60,244	742,206
Incitec Pivot Ltd. - ADR	322,856	636,479
International Paper Co.	1,255	36,947
Johnson Matthey PLC - ADR (c)	3,997	173,370
K+S AG - ADR (c)	28,811	233,657
Koppers Holdings, Inc.	346	10,020
Kuraray Co. Ltd. - ADR	8,304	235,028
LyondellBasell Industries NV - Class A (b)	524	44,823
Mechel PJSC - ADR (a)(e)(g)	59,509	–
Mosaic Co. (c)	16,280	520,309
Nippon Steel Corp. - ADR	177,963	1,162,098
Nitto Denko Corp. - ADR	939	33,165
Norsk Hydro ASA - ADR	155,688	943,469
Nucor Corp.	10,660	1,407,760
O-I Glass, Inc. (a)	575	11,914
Olin Corp.	4,572	216,301
Packaging Corp. of America (c)	300	37,209
Pactiv Evergreen, Inc.	1,395	9,793
POSCO Holdings, Inc. - ADR	1,888	128,157
Reliance Steel & Aluminum Co.	4,869	1,142,657
Rio Tinto PLC - ADR	14,346	847,131
Sappi Ltd. - ADR	27,439	63,933
Sasol Ltd. - ADR	386	4,462
Sibanye Stillwater Ltd. - ADR	4,124	29,445
Sims Ltd. - ADR	3,495	32,084
Sociedad Quimica y Minera de Chile SA - ADR	1,019	65,389
South32 Ltd. - ADR (c)	78,715	1,008,339
Steel Dynamics, Inc.	10,428	958,333
Sumitomo Metal Mining Co. Ltd. - ADR	4,104	30,780
Suzano SA - ADR (c)	608	5,393
Ternium SA - ADR	7,686	286,765
thyssenkrupp AG - ADR (c)	28,083	195,458
United States Steel Corp. (c)	3,393	70,982
Vale SA - ADR	78,569	996,255
Warrior Met Coal, Inc.	6,058	198,581
Westlake Corp. (c)	4,416	459,043
Wienerberger AG - ADR	179,458	1,016,630
Yara International ASA - ADR	85,793	1,612,051
		23,665,950
Media & Entertainment - 4.02%
Autohome, Inc. - ADR	9,029	258,410
Baidu, Inc. - ADR (a)	207	25,430
Bilibili, Inc. - ADR (a)(c)	778	12,183
Cars.com, Inc. (a)(c)	11,054	195,103
Comcast Corp. - Class A	49,865	1,962,188
Dentsu Group, Inc. - ADR (c)	7,371	236,019
DISH Network Corp. - Class A (a)(c)	48,791	313,726
DouYu International Holdings Ltd. - ADR (a)	139,732	134,897
Electronic Arts, Inc.	3,668	469,504
Eutelsat Communications SA - ADR	236,006	387,026
Fox Corp. - Class A (c)	78,136	2,437,843
Fox Corp. - Class B	82,455	2,408,511
Gravity Co. Ltd. - ADR (a)(c)	2,223	122,554
Grupo Televisa SAB - ADR	15,556	74,824
Hello Group, Inc. - ADR (c)	58,500	472,095
HUYA, Inc. - ADR (a)	30,432	88,557
Informa PLC - ADR	7,090	123,012
Interpublic Group of Companies, Inc. (c)	56,779	2,111,611
iQIYI, Inc. - ADR (a)	8,825	35,830
ITV PLC - ADR (c)	28,492	249,049
JOYY, Inc. - ADR (c)	15,752	390,650
Liberty Media Corp-Liberty SiriusXM (a)	17,145	479,717
Liberty Media Corp-Liberty SiriusXM (a)	12,866	359,733
Meta Platforms, Inc. - Class A (a)	21,260	5,627,946
NetEase, Inc. - ADR	1,115	94,864
Netflix, Inc. (a)	1,906	753,308
News Corp. - Class A	155,426	2,845,850
News Corp. - Class B	70,589	1,304,485
Nexon Co. Ltd. - ADR	1,500	30,045
Nexstar Media Group, Inc. - Class A (c)	4,869	734,829
Omnicom Group, Inc. (c)	26,701	2,354,761
Paramount Global - Class A (c)	16,131	283,422
Pinterest, Inc. (a)	19,667	470,828
Publicis Groupe SA - ADR	81,775	1,524,286
ROBLOX Corp. (a)	1,316	55,088
Scholastic Corp.	6,720	285,466
Sciplay Corp. - Class A (a)	21,763	421,985
Sea Ltd. - ADR (a)	6,717	385,623
Shutterstock, Inc.	2,093	104,169
Sohu.com Ltd. - ADR (a)	30,693	347,445
So-Young International, Inc. - ADR (a)	15,655	32,719
Tencent Holdings Ltd. - ADR	46,638	1,843,599
Tencent Music Entertainment Group - ADR (a)	1,162	8,064
Trade Desk, Inc. - Class A (a)(c)	11,658	816,993
Trivago NV - ADR (a)	97,320	114,838
Warner Music Group Corp. - Class A	3,019	73,815
Yalla Group Ltd. - ADR (a)(c)	73,891	311,081
Yelp, Inc. (a)	3,441	115,274
Ziff Davis, Inc. (a)	167	9,860
ZipRecruiter, Inc. (a)	3,200	49,504
		34,348,619
Pharmaceuticals, Biotechnology & Life Sciences - 7.27%
Abcam PLC - ADR (a)	2,639	42,620
Amarin Corp. PLC - ADR (a)	150,064	175,575
Amgen, Inc.	4,378	966,006
Astellas Pharma, Inc. - ADR	12,468	196,620
AstraZeneca PLC - ADR	55,308	4,041,908
Avadel Pharmaceuticals PLC - ADR (a)(c)	11,663	161,533
Bavarian Nordic A/S - ADR (a)	27,985	248,787
Bayer AG - ADR	120,139	1,679,543
Biogen, Inc. (a)	8,026	2,378,987
BioNTech SE - ADR	5,950	625,226
Bristol-Myers Squibb Co.	56,572	3,645,500
Cellectis SA - ADR (a)	18,727	35,581
Chugai Pharmaceutical Co. Ltd. - ADR	9,932	133,386
Clinuvel Pharmaceuticals Ltd. - ADR	4,588	54,964
Corcept Therapeutics, Inc. (a)(c)	3,287	77,212
CryoPort, Inc. (a)(c)	5,406	99,524
CSPC Pharmaceutical Group Ltd. - ADR	54,421	187,208
Cullinan Oncology, Inc. (a)	5,393	55,440
Daiichi Sankyo Co. Ltd. - ADR	26,109	848,543
DBV Technologies SA - ADR (a)(c)	22,494	43,863
Eli Lilly & Co.	91	39,081
Genfit SA - ADR (a)	40,348	164,216
Genmab A/S - ADR (a)(c)	17,527	687,234
Gilead Sciences, Inc.	52,520	4,040,888
Grifols SA - ADR (a)	12,831	105,727
GSK PLC - ADR	16,383	550,469
Harmony Biosciences Holdings, Inc. (a)(c)	5,293	183,032
HUTCHMED China Ltd. - ADR (a)(c)	11,340	136,080
Hypera SA - ADR	21,716	175,900
Indivior PLC - ADR (a)	19,545	439,763
Ipsen SA - ADR	30,650	890,383
Ironwood Pharmaceuticals, Inc. (a)(c)	28,195	306,762
Jazz Pharmaceuticals PLC (a)(b)	3,220	412,675
Kiniksa Pharmaceuticals Ltd. (a)(b)	34,488	478,004
Ligand Pharmaceuticals, Inc. (a)	2,377	166,580
Maravai LifeSciences Holdings, Inc. - Class A (a)	7,006	89,957
Medpace Holdings, Inc. (a)	1,916	396,555
Merck & Co., Inc.	50,810	5,609,931
Merck KGaA - ADR (c)	2,998	104,870
Mereo Biopharma Group PLC - ADR (a)	39,185	39,577
Mettler-Toledo International, Inc. (a)	29	38,334
Moderna, Inc. (a)	15,534	1,983,847
Neurocrine Biosciences, Inc. (a)	2,852	255,340
Novartis AG - ADR	78,670	7,571,987
Novo Nordisk A/S - ADR	22,659	3,635,863
Nuvalent, Inc. (a)(c)	3,208	135,057
Olink Holding AB - ADR (a)(c)	15,577	303,440
Ono Pharmaceutical Co. Ltd. - ADR	10,978	67,844
Otsuka Holdings Co. Ltd. - ADR	40,450	745,898
Perrigo Co. PLC (b)	2,660	85,014
Pfizer, Inc.	41,585	1,581,062
Prestige Consumer Healthcare, Inc. (a)	3,244	185,654
Regeneron Pharmaceuticals, Inc. (a)	2,258	1,660,894
Repligen Corp. (a)(c)	1,972	331,138
Roche Holding AG - ADR	23,949	948,141
Sanofi - ADR	51,366	2,620,693
Shionogi & Co Ltd. - ADR	18,538	206,328
Supernus Pharmaceuticals, Inc. (a)	10,658	353,206
Taisho Pharmaceutical Holdings Co. Ltd. - ADR	45,707	416,391
Takeda Pharmaceutical Co. Ltd. - ADR	214,966	3,405,061
Teva Pharmaceutical Industries Ltd. - ADR (a)	83,890	604,008
Twist Bioscience Corp. (a)(c)	1,646	24,937
United Therapeutics Corp. (a)	2,159	452,829
Veracyte, Inc. (a)(c)	39,939	1,033,621
Verona Pharma PLC - ADR (a)	1,660	35,723
Vertex Pharmaceuticals, Inc. (a)	3,674	1,188,796
Viatris, Inc.	148,265	1,356,625
Wuxi Biologics Cayman, Inc. - ADR (a)	13,335	136,017
Zai Lab Ltd. - ADR (a)	155	5,036
		62,084,494
Real Estate Management & Development - 0.37%
CBRE Group, Inc. - Class A (a)	543	40,682
Daiwa House Industry Co. Ltd. - ADR	1,542	40,015
Forestar Group, Inc. (a)	10,292	209,236
IRSA Inversiones y Representaciones SA - ADR	919	5,597
KE Holdings, Inc. - ADR (a)	13,460	191,670
Longfor Group Holdings Ltd. - ADR	560	10,766
Marcus & Millichap, Inc.	2,945	86,436
Mitsubishi Estate Co. Ltd. - ADR	2,736	31,245
Mitsui Fudosan Co. Ltd. - ADR (c)	632	36,150
RMR Group, Inc. - Class A	11,065	238,229
Sun Hung Kai Properties Ltd. - ADR (c)	79,442	1,020,035
Swire Pacific Ltd. - Class A - ADR	164,636	1,084,952
Zillow Group, Inc. - Class A (a)	1,014	45,417
Zillow Group, Inc. - Class C (a)(c)	2,218	101,163
		3,141,593
Semiconductors & Semiconductor Equipment - 7.84%
Advantest Corp. - ADR	7,862	988,647
Allegro MicroSystems, Inc. (a)(c)	731	28,750
Amkor Technology, Inc.	13,681	339,015
Analog Devices, Inc.	23,749	4,219,960
Applied Materials, Inc.	30,460	4,060,318
ASE Technology Holding Co Ltd. - ADR	108,459	826,458
ASML Holding NV (b)	2,699	1,951,188
ASMPT Ltd. - ADR (c)	25,879	659,915
Axcelis Technologies, Inc. (a)(c)	983	154,872
Broadcom, Inc.	7,134	5,763,988
Cirrus Logic, Inc. (a)	7,184	558,053
Daqo New Energy Corp. - ADR (a)	14,698	528,393
Diodes, Inc. (a)	5,158	463,395
Disco Corp. - ADR	101,562	1,464,524
Enphase Energy, Inc. (a)	949	165,012
First Solar, Inc. (a)	301	61,091
Himax Technologies, Inc. - ADR (c)	44,323	304,942
Infineon Technologies AG - ADR	34,695	1,287,185
JinkoSolar Holding Co. Ltd. - ADR (a)	4,552	190,774
KLA Corp.	9,013	3,992,669
Lam Research Corp.	6,489	4,001,766
Lattice Semiconductor Corp. (a)(c)	234	19,027
MACOM Technology Solutions Holdings, Inc. (a)(c)	2,359	141,139
Microchip Technology, Inc. (c)	68,324	5,142,064
Micron Technology, Inc.	11,566	788,801
Monolithic Power Systems, Inc. (c)	1,473	721,637
NVIDIA Corp.	8,672	3,280,964
ON Semiconductor Corp. (a)(c)	48,604	4,063,294
Onto Innovation, Inc. (a)(c)	5,170	555,000
QUALCOMM, Inc.	17,222	1,953,147
Rambus, Inc. (a)	2,374	151,841
Renesas Electronics Corp. - ADR (a)	266,296	2,146,346
Rohm Co. Ltd. - ADR (c)	33,532	1,414,380
Silicon Laboratories, Inc. (a)(c)	671	94,390
Skyworks Solutions, Inc.	22,497	2,328,664
STMicroelectronics NV (b)	80,626	3,502,393
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	21,909	2,160,008
Texas Instruments, Inc.	32,513	5,653,360
Tokyo Electron Ltd. - ADR	535	36,332
United Microelectronics Corp. - ADR	87,817	725,368
Universal Display Corp.	150	22,100
		66,911,170
Software & Services - 2.08%
Adeia, Inc.	11,625	114,041
Aspen Technology, Inc. (a)	901	147,692
Atos SE - ADR (a)(c)	57,225	165,666
Capgemini SE - ADR	9,160	322,066
Chindata Group Holdings Ltd. - ADR (a)	34,556	196,969
Cognizant Technology Solutions Corp. - Class A	7,645	477,736
Digital Turbine, Inc. (a)(c)	10,514	96,098
Dolby Laboratories, Inc. - Class A	1,563	128,994
DoubleVerify Holdings, Inc. (a)	581	20,259
Dropbox, Inc. (a)	20,565	473,406
Ebix, Inc. (c)	8,896	177,208
EPAM Systems, Inc. (a)	2,232	572,776
Fair Isaac Corp. (a)	834	656,917
Gartner, Inc. (a)	4,688	1,607,328
GoDaddy, Inc. (a)	7,785	571,263
Kingsoft Cloud Holdings Ltd. - ADR (a)	8,373	37,344
Microsoft Corp.	19,732	6,479,792
N-able, Inc. (a)(c)	13,519	191,970
OneConnect Financial Technology Co. Ltd. - ADR (a)	5,536	18,767
Opera Ltd. - ADR	6,609	104,026
Oracle Corp.	9,690	1,026,559
Palantir Technologies, Inc. (a)(c)	52,041	765,523
Progress Software Corp. (c)	3,982	238,920
SAP SE - ADR	302	39,393
SPS Commerce, Inc. (a)(c)	143	22,279
Squarespace, Inc. (a)	593	17,428
Synopsys, Inc. (a)	6,319	2,874,893
Tuya, Inc. - ADR (a)	3,086	6,110
Vnet Group, Inc. - ADR (a)	36,852	94,710
Xunlei Ltd. - ADR (a)	58,122	77,883
		17,724,016
Technology Hardware & Equipment - 5.65%
Advanced Energy Industries, Inc. (c)	4,744	465,624
Amphenol Corp. - Class A	95,220	7,184,350
Apple, Inc.	42,259	7,490,407
Arista Networks, Inc. (a)(c)	8,018	1,333,714
Avnet, Inc. (c)	6,174	270,668
Belden, Inc.	5,176	452,848
Canaan, Inc. - ADR (a)(c)	210,155	428,716
CDW Corp.	7,947	1,364,420
Cisco Systems, Inc.	30,101	1,495,117
Corning, Inc.	96,199	2,963,891
Fabrinet (a)(b)	4,815	545,154
Hewlett Packard Enterprise Co.	87,571	1,262,774
Insight Enterprises, Inc. (a)(c)	6,480	876,226
Jabil, Inc.	12,796	1,145,498
Juniper Networks, Inc.	69,718	2,117,336
Keysight Technologies, Inc. (a)	22,538	3,646,648
Konica Minolta, Inc. - ADR	36,996	243,064
Lenovo Group Ltd. - ADR	16,856	320,770
Littelfuse, Inc.	687	175,899
Logitech International SA (b)	15,926	1,016,716
Methode Electronics, Inc.	3,313	142,625
National Instruments Corp.	4,664	269,579
NetApp, Inc.	10,940	725,869
NetScout Systems, Inc. (a)	864	26,369
Nokia Oyj - ADR	463,370	1,858,114
OSI Systems, Inc. (a)	4,358	518,646
Plexus Corp. (a)	1,421	128,856
Ricoh Co Ltd. - ADR (c)	77,162	655,877
Sanmina Corp. (a)(c)	14,008	742,984
Seiko Epson Corp. - ADR (c)	66,308	497,310
Super Micro Computer, Inc. (a)(c)	4,356	975,526
TDK Corp. - ADR	39,503	1,510,595
TE Connectivity Ltd. (b)	19,691	2,411,754
Teledyne Technologies, Inc. (a)	3,146	1,222,693
Telefonaktiebolaget LM Ericsson - ADR	116,701	602,177
Vishay Intertechnology, Inc.	23,966	617,843
VTech Holdings Ltd. - ADR (c)	83,297	501,864
		48,208,521
Telecommunication Services - 1.70%
America Movil SAB de CV - ADR (a)	1,614	34,314
AT&T, Inc.	259,071	4,075,187
ATN International, Inc.	1,151	43,197
Bandwidth, Inc. (a)	14,432	171,741
Deutsche Telekom AG - ADR	81,240	1,802,716
Frontier Communications Parent, Inc. (a)	20,383	303,299
KDDI Corp. - ADR	1,992	30,697
Koninklijke KPN NV - ADR	17,831	61,517
KT Corp. - ADR	61,142	722,698
Magyar Telekom Telecommunications PLC - ADR	37,978	226,539
Mobile TeleSystems PJSC - ADR (a)(e)(g)	46,068	–
Nippon Telegraph & Telephone Corp. - ADR	50,338	1,431,109
Orange SA - ADR	256,372	3,084,155
Rostelecom PJSC - ADR (a)(e)(g)	24,510	–
SK Telecom Co. Ltd. - ADR (c)	5,072	106,005
SoftBank Corp. - ADR	2,917	31,037
Spark New Zealand Ltd. - ADR	31,629	495,943
Swisscom AG - ADR	610	38,759
Telecom Italia SpA/Milano - ADR (a)	18,217	46,452
Telecom Italia SpA/Milano - ADR (a)	12,756	33,803
Telenor ASA - ADR	2,955	30,230
T-Mobile US, Inc. (a)	13,013	1,786,033
		14,555,431
Transportation - 1.96%
Air France-KLM - ADR	23,040	40,550
AP Moeller - Maersk A/S - ADR	72,119	602,194
ArcBest Corp. (c)	2,399	200,988
Avis Budget Group, Inc. (a)	66	11,074
bpost SA - ADR	8,226	33,891
CH Robinson Worldwide, Inc. (c)	2,966	280,406
Delta Air Lines, Inc. (a)	1,195	43,414
Deutsche Lufthansa AG - ADR (a)	41,166	402,978
Deutsche Post AG - ADR	22,128	998,194
DiDi Global, Inc. - ADR (a)	44,968	115,118
DSV A/S - ADR	12,305	1,189,524
Expeditors International of Washington, Inc. (c)	19,357	2,135,271
FedEx Corp.	1,537	335,035
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	1,933	159,762
Grupo Aeroportuario del Pacifico SAB de CV - ADR	190	33,598
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,718	481,641
Heartland Express, Inc.	8,722	136,063
Hertz Global Holdings, Inc. (a)	688	10,788
Hub Group, Inc. - Class A (a)	4,471	328,887
International Distributions Services PLC - ADR	130,797	638,289
JB Hunt Transport Services, Inc.	5,016	837,521
Knight-Swift Transportation Holdings, Inc.	11,133	612,204
Kuehne + Nagel International AG - ADR (c)	25,420	1,449,956
Landstar System, Inc. (c)	1,652	289,728
Matson, Inc. (c)	200	13,666
Nippon Yusen KK - ADR	213,012	896,781
Ryanair Holdings PLC - ADR (a)	6,570	690,376
Ryder System, Inc.	6,026	475,030
Schneider National, Inc. - Class B (c)	25,457	659,845
United Airlines Holdings, Inc. (a)	47,663	2,262,325
United Parcel Service, Inc. - Class B	232	38,744
Werner Enterprises, Inc. (c)	7,364	323,427
ZTO Express Cayman, Inc. - ADR	246	6,209
		16,733,477
Utilities - 2.14%
AGL Energy Ltd. - ADR	45,057	265,836
CenterPoint Energy, Inc. (c)	34,638	977,138
Central Puerto SA - ADR	2,760	17,995
Centrica PLC - ADR	6,823	39,505
Cia Energetica de Minas Gerais - ADR (c)	39,665	136,051
Consolidated Edison, Inc.	46,780	4,364,573
Edison International	679	45,846
EDP Energias de Portugal SA - ADR	717	34,986
Enel Chile SA - ADR	35,875	100,450
Engie SA - ADR	157,549	2,355,358
ENN Energy Holdings Ltd. - ADR	5,352	248,761
Entergy Corp.	416	40,851
Evergy, Inc.	726	41,999
Exelon Corp.	951	37,707
Iberdrola SA - ADR	65,982	3,225,201
Kunlun Energy Co. Ltd. - ADR (c)	7,803	62,580
National Grid PLC - ADR (c)	22,960	1,592,276
Naturgy Energy Group SA - ADR	6,548	36,734
New Jersey Resources Corp.	242	11,725
OGE Energy Corp.	3,682	129,901
Otter Tail Corp.	5,775	428,563
Pampa Energia SA - ADR (a)	5,601	207,237
PG&E Corp. (a)	99,395	1,683,751
Pinnacle West Capital Corp. (c)	9,178	709,276
Portland General Electric Co. (c)	205	9,990
PPL Corp.	1,611	42,208
Public Service Enterprise Group, Inc.	622	37,165
Red Electrica Corp. SA - ADR	24,509	207,346
Spire, Inc.	4,357	281,331
Terna - Rete Elettrica Nazionale - ADR	1,238	31,235
Tokyo Gas Co. Ltd. - ADR (c)	73,679	776,946
Veolia Environnement SA - ADR	3,067	45,545
Xcel Energy, Inc.	577	37,672
		18,263,738
TOTAL COMMON STOCKS (Cost $533,874,522)		629,965,677

PREFERRED STOCKS - 0.14%
Automobiles & Components - 0.06%
Volkswagen AG - ADR, 23.666% (d)	44,400	552,780
Energy - 0.04%
Petroleo Brasileiro SA - ADR, 20.688% (d)	29,425	302,489
Surgutneftegas PJSC - ADR (a)(d)(e)(g)	47,748	–
		302,489
Materials - 0.04%
Gerdau SA - ADR, 13.611% (d)	69,288	327,039
Utilities - 0.00%
Cia Energetica de Minas Gerais - ADR, 10.073% (d)	11,233	25,499
TOTAL PREFERRED STOCKS (Cost $1,459,005)		1,207,807

EXCHANGE-TRADED FUNDS - 21.85%
iShares Core S&P Small-Cap ETF	91,025	8,413,441
iShares MSCI EAFE ETF (c)	260,911	18,438,580
iShares MSCI Emerging Markets ETF	102,211	3,903,438
iShares Russell 1000 ETF (c)	59,429	13,612,807
iShares Russell 2000 ETF (c)	31,414	5,458,811
SPDR S&P 500 ETF Trust (c)	57,896	24,191,844
Vanguard FTSE All-World ex-US ETF	482,389	25,383,309
Vanguard FTSE Developed Markets ETF (c)	566,087	25,264,463
Vanguard FTSE Emerging Markets ETF (c)	131,412	5,131,639
Vanguard Large-Cap ETF	126,800	24,207,387
Vanguard S&P 500 ETF	63,016	24,191,212
Vanguard Small-Cap ETF (c)	45,480	8,351,038
TOTAL EXCHANGE-TRADED FUNDS (Cost $180,379,977)		186,547,969

REAL ESTATE INVESTMENT TRUSTS - 2.15%
Commercial & Professional Services - 0.02%
CoreCivic, Inc. (a)	735	6,336
GEO Group, Inc. (a)(c)	23,556	175,727
		182,063
Consumer Durables & Apparel - 0.04%
Cyrela Brazil Realty SA Empreendimentos e Participacoes - ADR	79,476	305,108
Equity Real Estate Investment Trusts (REITs) - 2.06%
Apartment Investment and Management Co.	1,228	9,959
Apple Hospitality REIT, Inc. (c)	61,260	890,108
Boston Properties, Inc.	820	39,909
British Land Co. PLC - ADR	7,495	32,229
Brixmor Property Group, Inc.	16,009	320,660
Corporate Office Properties Trust	6,471	147,669
DiamondRock Hospitality Co.	35,578	279,287
EPR Properties (c)	13,199	550,530
Essential Properties Realty Trust, Inc.	478	11,439
Getty Realty Corp. (c)	10,863	372,275
Global Net Lease, Inc. (c)	52,004	500,278
Host Hotels & Resorts, Inc.	272,385	4,521,591
InvenTrust Properties Corp.	3,663	78,718
Iron Mountain, Inc. (c)	2,610	139,426
LTC Properties, Inc.	5,884	188,935
Medical Properties Trust, Inc. (c)	51,875	427,969
Omega Healthcare Investors, Inc. (c)	354	10,553
PotlatchDeltic Corp. (c)	8,862	412,349
Public Storage	2,224	630,059
Regency Centers Corp.	48,069	2,704,843
Service Properties Trust (c)	12,746	104,645
Simon Property Group, Inc.	19,366	2,036,335
SITE Centers Corp.	894	10,656
Sunstone Hotel Investors, Inc.	36,349	358,765
Tanger Factory Outlet Centers, Inc. (c)	11,782	239,999
Urstadt Biddle Properties, Inc. - Class A	13,777	266,585
VICI Properties, Inc.	21,075	651,850
Weyerhaeuser Co.	18,874	540,929
WP Carey, Inc. (c)	16,164	1,121,135
		17,599,685
Financial Services - 0.03%
Apollo Commercial Real Estate Finance, Inc.	7,786	78,561
Ladder Capital Corp.	17,378	165,612
Rithm Capital Corp.	1,317	10,720
		254,893
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,510,056)		18,341,749

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 23.77%
Money Market Fund - 23.77%
Mount Vernon Liquid Assets Portfolio, LLC, 5.220% (f)	202,934,814	202,934,814
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $202,934,814)		202,934,814

SHORT-TERM INVESTMENTS - 1.76%
First American Government Obligations Fund, Class X, 4.965% (f)	15,063,631	15,063,631
TOTAL SHORT-TERM INVESTMENTS (Cost $15,063,631)		15,063,631

Total Investments (Cost $953,222,005) - 123.45%		1,054,061,647
Liabilities in Excess of Other Assets - (23.45)%		(200,193,012)
TOTAL NET ASSETS - 100.00%		$853,868,635

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of May 31, 2023. Total value of securities out on loan is $195,199,745.
(d)	Perpetual preferred stock with no stated maturity.
(e)	Represents an illiquid security. The total market value of these securities were $439,571, representing 0.05% of net assets.
(f)	The rate shown represents the seven day yield at May 31, 2023.
(g)	Fair valued security. Value determined using significant unobservable inputs.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poors Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at May 31, 2023

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2023.

	Level 1	Level 2	Level 3^	Total
Assets:
Equity
Common Stocks*	$626,143,227	$3,382,879	$439,571	$629,965,677
Preferred Stocks*	1,207,807	-	-	1,207,807
Exchange-Traded Funds	186,547,969	-	-	186,547,969
Real Estate Investment Trusts*	18,341,749	-	-	18,341,749
Total Equity	832,240,752	3,382,879	439,571	836,063,202
Money Market Funds	217,998,445	-	-	217,998,445
Total Investments in Securities	$1,050,239,197	$3,382,879	$439,571	$1,054,061,647

* For further breakdown by industry, please refer to the Schedule of Investments.

^ The Fund measures Level 3 activity as of the end of each financial reporting period.

As of May 31, 2023, the Fund held level 3 investments that were valued at the most recent trade price in an inactive market. The Level 3 investments in securities represented less than 1% of the Fund’s net assets and were not considered a significant portion of the Fund’s portfolio. As the Level 3 investments were not considered significant to the financial statements, a reconciliation of Level 3 investments for the period ended May 31, 2023 is not presented.